UNITED STATES
			  SECURITIES AND EXCHANGE COMMISSION
				 Washington, D.C. 20549

					  Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment (  ); Amendment Number:
This Amendment (Check only one.): (  ) is a restatement.
                                  (  ) adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Polen Capital Management, Inc.
Address: 14502 North Dale Mabry Hwy.
	   Suite 303
         Tampa, FL  33618

Form 13F File Number:   28-6100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay P. Folz
Title:    Marketing & Client Service
Phone:    813-265-3565
Signature, Place, and Date of Signing:

      Jay P. Folz       Tampa, FL     April 2, 1999

Report type (Check only one.):

* 13F HOLDINGS REPORT.	(Check here if all holdings
 of this reporting manager are reported in this report.)

  13F NOTICE.	(Check here if no holdings reported are in
  this report, and all holdings are reported by other reporting manager (s).)

  13F COMBINATION REPORT.	(Check here is a portion of the
  holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

   			      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                               Form 13F INFORMATIONAL TABLE

    COLUMN 1      COLUMN  2    COLUMN 3 COLUMN 4   COLUMN    5   COLUMN 6  COLUMN 7  COLUMN     8
 NAME OF ISSUER  TITLE OF CLASS CUSIP    VALUE  SHRS OR SH/PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
                                        (X$1000)PRN AMT PRNCALL DISCRETION MANAGERS SOLE SHARED NONE
American Express     Common   025816109  44647  379164  SH         Sole
Amgen Inc.           Common   031162100  54042  721765  SH         Sole
Anheuser-Busch       Common   035229103  26544  348688  SH         Sole
Berkshire Hathaway A Common   084670108   1071      15  SH         Sole
ChoicePoint          Common   170388102   1097   21990  SH         Sole
Coca-Cola Co.        Common   191216100  10557  172008  SH         Sole
Equifax Inc.         Common   294429105  27248  792677  SH         Sole
Fannie Mae           Common   313586109  12341  178215  SH         Sole
Freddie Mac          Common   313400301  34145  595773  SH         Sole
Gillette Co.         Common   375766102  20557  345865  SH         Sole
Hearst-Argyle        Common   422317107  14955  607329  SH         Sole
Intel Corp.          Common   458140100  30972  260545  SH         Sole
Medtronic Inc.       Common   585055106  29830  415030  SH         Sole
Microsoft Corp.      Common   594918104  33088  369185  SH         Sole
McDonald's Corp.     Common   580135101  28909  637996  SH         Sole
Pulitzer Inc.        Common   745769109  14983  370528  SH         Sole
Reynolds & Reynolds  Common   761695105  17450  918440  SH         Sole
Schering Plough      Common   806605101  38783  701960  SH         Sole
Taro Pharmaceutical  Common   M8737E108   1659  308600  SH         Sole